UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor New York, NY	10019
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds

Semi-Annual Report
October 31, 2015

Emerging Markets	Fund

Asia	Fund

Emerging Markets	Great Consumer Fund

Asia Global Global	Great Consumer Fund Great Consumer Fund Dynamic Bond Fund

i

Mirae Asset Discovery Funds
Expense Examples
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and (3) other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at May 1, 2015 and held for the entire period from May 1, 2015 through October 31, 2015.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.

		Beginning Account Value	Actual Ending Account Value	Hypothetical Ending Account Value	Actual Expenses Paid During Period	Hypothetical Expenses Paid During Period	Annualized Expense Ratio During Period
Fund		5/1/2015	10/31/2015	10/31/2015	5/1/15 - 10/31/15(1)	5/1/15 - 10/31/15(1)	5/1/15 - 10/31/15

Emerging Markets Fund	Class A	$1,000.00	$853.70	$1,016.59	$7.92	$8.62	1.70%
	Class C	1,000.00	849.50	1,012.87	11.34	12.35	2.45%
	Class I	1,000.00	854.30	1,017.85	6.76	7.35	1.45%

Asia Fund	Class A	1,000.00	879.10	1,016.59	8.03	8.62	1.70%
	Class C	1,000.00	876.10	1,012.87	11.51	12.35	2.45%
	Class I	1,000.00	880.80	1,017.85	6.86	7.35	1.45%

Emerging Markets Great Consumer Fund	Class A	1,000.00	833.70	1,016.59	7.84	8.62	1.70%
	Class C	1,000.00	831.00	1,012.87	11.23	12.35	2.45%
	Class I	1,000.00	834.70	1,017.85	6.69	7.35	1.45%

Asia Great Consumer Fund	Class A	1,000.00	848.10	1,016.59	7.90	8.62	1.70%
	Class C	1,000.00	845.50	1,012.87	11.32	12.35	2.45%
	Class I	1,000.00	849.60	1,017.85	6.74	7.35	1.45%

Global Great Consumer Fund	Class A	1,000.00	978.70	1,017.19	7.86	8.01	1.58%
	Class C	1,000.00	975.90	1,013.47	11.57	11.79	2.33%
	Class I	1,000.00	980.30	1,018.50	6.62	6.75	1.33%

Global Dynamic Bond Fund	Class A	1,000.00	982.40	1,019.36	5.73	5.84	1.15%
	Class C	1,000.00	979.50	1,015.63	9.40	9.58	1.90%
	Class I	1,000.00	983.80	1,020.61	4.49	4.57	0.90%

(1)  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2015
(Unaudited)

	Shares	Value ($)
Common Stocks (97.5%)
AIA Group Ltd. (Insurance)	81,400	475,333
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	4,203	352,337
Alsea SAB de CV (Hotels, Restaurants & Leisure)	34,481	113,018
Amorepacific Corp. (Personal Products)	900	296,306
Baidu, Inc. ADR* (Internet Software & Services)	779	146,039
Banco do Brasil SA (Banks)	16,173	66,986
BB Seguridade Participacoes SA (Insurance)	9,616	66,338
BR Malls Participacoes SA (Real Estate Management & Development)	18,112	52,610
China Biologic Products, Inc.* (Biotechnology)	1,614	183,899
China Everbright International Ltd. (Commercial Services & Supplies)	109,000	174,743
China Life Insurance Co. Ltd., H Shares (Insurance)	54,000	193,653
China Mobile Ltd. (Wireless Telecommunication Services)	27,500	327,152
Cognizant Technology Solutions Corp., A Shares* (IT Services)	6,683	455,179
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	51,725	84,816
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	254,000	236,166
Emaar Properties PJSC (Real Estate Management & Development)	58,830	102,321
Emperador, Inc. (Beverages)	1,264,900	224,283
FirstRand Ltd. (Diversified Financial Services)	21,100	77,377
Fosun International Ltd. (Industrial Conglomerates)	25,496	46,301
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	69,000	234,797
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	8,643	130,684
Gruma, SAB de CV, Class B (Food Products)	7,385	113,360
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation Infrastructure)	7,125	110,438
HFDC Bank Ltd. (Banks)	19,011	319,238
Hotel Shilla Co. Ltd. (Specialty Retail)	2,080	199,644
ICICI Bank Ltd. (Banks)	43,110	181,951
JBS SA (Food Products)	14,850	54,882
KAZ Minerals PLC* (Metals & Mining)	30,835	54,875
Korea Electric Power Corp. (Electric Utilities)	6,040	271,974
Largan Precision Co. Ltd.	2,000	154,491
Larsen & Toubro Ltd. (Construction & Engineering)	5,231	112,619
Luxoft Holding, Inc.* (IT Services)	1,930	128,615
Luye Pharma Group Ltd.* (Pharmaceuticals)	243,500	238,433
Malaysia Airports Holdings Bhd (Transportation Infrastructure)	59,523	73,320
Maruti Suzuki India Ltd. (Automobiles)	4,856	329,845
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	219,270	187,554
MMC Norilsk Nickel PJSC ADR (Metals & Mining)	6,532	97,327
Mr. Price Group Ltd. (Specialty Retail)	6,923	106,229
Naspers Ltd. (Media)	934	136,901
Naver Corp. (Internet Software & Services)	304	159,476
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)	29,534	59,056
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	34,000	190,186
PT Bank Mandiri Tbk (Banks)	226,901	143,615
PT Matahari Department Store Tbk (Multiline Retail)	135,700	163,564
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	16,190	234,259
Rosneft OJSC GDR (Oil, Gas & Consumable Fuels)	21,470	85,630
Samsonite International SA (Textiles, Apparel & Luxury Goods)	72,900	214,585
Sberbank of Russia ADR (Banks)	19,100	116,701
Smiles SA (Media)	5,990	46,760
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)	16,649	226,082
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	48,000	202,897
Tata Motors Ltd.* (Automobiles)	31,938	187,140
Tencent Holdings Ltd. (Internet Software & Services)	22,600	424,150
Turkiye Halk Bankasi AS (Banks)	13,406	50,367
Universal Robina Corp. (Food Products)	60,650	258,853
Valid Solucoes SA (Commercial Services & Supplies)	6,695	76,034
Yandex NV, Class A* (Internet Software & Services)	3,700	59,570

TOTAL COMMON STOCKS (Cost $9,690,604)		9,810,959

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	10,235	929

TOTAL WARRANT (Cost $—)		929

TOTAL INVESTMENTS (Cost $9,690,604) — 97.5%		9,811,888

Other Net Assets (Liabilities) — 2.5%		246,767

NET ASSETS — 100.0%		10,058,655

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2015
(Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2015:			The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	516,985	5.1%	Brazil	422,666	4.2%
Banks	878,858	8.7%	China	1,728,697	17.2%
Beverages	224,283	2.2%	Hong Kong	1,709,077	17.0%
Biotechnology	183,899	1.8%	India	2,176,997	21.5%
Commercial Services & Supplies	250,777	2.4%	Indonesia	307,179	3.1%
Construction & Engineering	112,619	1.1%	Malaysia	73,320	0.7%
Diversified Financial Services	77,377	0.8%	Mexico	421,632	4.2%
Electric Utilities	271,974	2.7%	Philippines	483,136	4.8%
Electronic Equipment, Instrument & Components	154,491	1.5%	Russia	261,901	2.6%
Food Products	427,095	4.3%	Russian Federation	97,327	1.0%
Hotels, Restaurants & Leisure	536,298	5.3%	South Africa	320,507	3.2%
Industrial Conglomerates	46,301	0.5%	South Korea	927,400	9.2%
Insurance	925,510	9.3%	Switzerland	128,615	1.3%
Internet Software & Services	1,141,572	11.4%	Taiwan	357,388	3.6%
IT Services	583,794	5.8%	Thailand	188,483	1.9%
Media	183,661	1.8%	Turkey	50,367	0.5%
Metals & Mining	152,202	1.5%	United Arab Emirates	102,321	1.0%
Multiline Retail	163,564	1.7%	United Kingdom	54,875	0.5%
Oil, Gas & Consumable Fuels	378,945	3.8%	Other Net Assets	246,767	2.5%
Personal Products	296,306	2.9%	Total	$10,058,655	100.0%
Pharmaceuticals	831,365	8.2%
Real Estate Management & Development	239,747	2.3%
Semiconductors & Semiconductor Equipment	202,897	2.1%
Specialty Retail	305,873	3.1%
Textiles, Apparel & Luxury Goods	214,585	2.1%
Transportation Infrastructure	183,758	1.8%
Wireless Telecommunication Services	327,152	3.3%
Other Net Assets	246,767	2.5%
Total	10,058,655	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2015
(Unaudited)

	Shares	Value ($)
Common Stocks (98.4%)
ABS-CBN Holdings Corp. (Media)	246,690	354,744
Adani Ports and Special Economic Zone (Transportation Infrastructure)	88,756	400,888
AIA Group Ltd. (Insurance)	225,000	1,313,878
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	9,562	801,580
Amorepacific Corp. (Personal Products)	2,176	716,400
Baidu, Inc. ADR* (Internet Software & Services)	2,303	431,743
BDO Unibank, Inc. (Banks)	165,960	357,948
BOC Hong Kong (Holdings) Ltd. (Banks)	98,000	312,700
China Biologic Products, Inc.* (Biotechnology)	3,967	452,000
China Everbright International Ltd. (Commercial Services & Supplies)	297,000	476,136
China Life Insurance Co. Ltd., H Shares (Insurance)	128,000	459,030
China Mobile Ltd. (Wireless Telecommunication Services)	61,500	731,631
China Telecom Corp. Ltd., H Shares (Diversified Telecommunication Services)	856,000	447,503
Cognizant Technology Solutions Corp., A Shares* (IT Services)	19,261	1,311,867
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	812,000	754,986
DBS Group Holdings Ltd. (Banks)	29,225	360,357
Emperador, Inc. (Beverages)	2,305,100	408,723
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	1,800	9,673
Fosun International Ltd. (Industrial Conglomerates)	40,180	72,967
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	127,000	432,164
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	26,674	403,317
Godrej Consumer Products Ltd. (Personal Products)	27,836	536,752
HFDC Bank Ltd. (Banks)	52,720	885,287
Hotel Shilla Co. Ltd. (Specialty Retail)	6,051	580,792
ICICI Bank Ltd. (Banks)	122,120	515,422
JD.com, Inc. ADR* (Internet & Catalog Retail)	20,808	574,717
Jumei International Holdings Ltd. ADR* (Internet & Catalog Retail)	33,490	334,900
Korea Electric Power Corp. (Electric Utilities)	18,274	822,858
Largan Precision Co. Ltd.	6,000	463,472
Larsen & Toubro Ltd. (Construction & Engineering)	8,639	185,991
LT Group, Inc. (Beverages)	1,312,700	349,366
Lupin Ltd. (Pharmaceuticals)	24,761	727,454
Luye Pharma Group Ltd.* (Pharmaceuticals)	764,500	748,592
Malaysia Airports Holdings Bhd (Transportation Infrastructure)	167,458	206,275
Maruti Suzuki India Ltd. (Automobiles)	14,739	1,001,149
Melco Crown Entertainment Ltd. ADR (Hotels, Restaurants & Leisure)	20,525	384,433
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	516,510	441,800
Naver Corp. (Internet Software & Services)	930	487,871
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	94,000	525,807
PT Bank Mandiri Tbk (Banks)	167,679	106,131
PT Matahari Department Store Tbk (Multiline Retail)	347,700	419,095
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	48,360	699,739
Samsonite International SA (Textiles, Apparel & Luxury Goods)	134,700	396,497
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	868,000	395,116
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)	46,413	630,257
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	128,000	541,059
Tata Motors Ltd.* (Automobiles)	79,084	463,391
Tencent Holdings Ltd. (Internet Software & Services)	69,500	1,304,352
Universal Robina Corp. (Food Products)	158,910	678,226

TOTAL COMMON STOCKS (Cost $27,399,333)		26,417,036

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	8,015	721

TOTAL WARRANT (Cost $—)		721

TOTAL INVESTMENTS (Cost $27,399,333) — 98.4%		26,417,757

Other Net Assets (Liabilities) — 1.6%		428,418

NET ASSETS — 100.0%		26,846,175

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2015
(Unaudited)

The Asia Fund invested in the following industries as of October 31, 2015:			The Asia Fund invested in securities with exposure to the following countries as of October 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	1,464,540	5.5%	China	6,485,013	24.2%
Banks	2,537,845	9.4%	Hong Kong	4,875,392	18.2%
Beverages	758,089	2.9%	India	7,761,514	28.9%
Biotechnology	452,000	1.7%	Indonesia	525,226	2.0%
Commercial Services & Supplies	476,136	1.8%	Malaysia	206,275	0.8%
Construction & Engineering	185,991	0.7%	Philippines	2,149,007	8.0%
Diversified Telecommunication Services	447,503	1.7%	Singapore	360,357	1.3%
Electric Utilities	822,858	3.0%	South Korea	2,607,921	9.7%
Electronic Equipment, Instrument & Components	463,472	1.7%	Taiwan	1,004,531	3.7%
Food Products	687,899	2.5%	Thailand	442,521	1.6%
Hotels, Restaurants & Leisure	1,259,118	4.6%	Other Net Assets	428,418	1.6%
Industrial Conglomerates	72,967	0.3%	Total	26,846,175	100.0%
Insurance	2,298,715	8.6%
Internet & Catalog Retail	909,617	3.4%
Internet Software & Services	3,025,546	11.2%
IT Services	1,311,867	4.9%
Media	354,744	1.3%
Multiline Retail	419,095	1.6%
Oil, Gas & Consumable Fuels	699,739	2.6%
Personal Products	1,253,152	4.7%
Pharmaceuticals	3,659,722	13.6%
Semiconductors & Semiconductor Equipment	541,059	2.0%
Specialty Retail	580,792	2.2%
Textiles, Apparel & Luxury Goods	396,497	1.5%
Transportation Infrastructure	607,163	2.3%
Wireless Telecommunication Services	731,631	2.7%
Other Net Assets	428,418	1.6%
Total	26,846,175	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2015
(Unaudited)

	Shares	Value ($)
Common Stocks (95.4%)
AIA Group Ltd. (Insurance)	1,275,200	7,446,477
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	82,503	6,916,226
Alsea SAB de CV (Hotels, Restaurants & Leisure)	1,154,330	3,783,531
Amorepacific Corp. (Personal Products)	21,009	6,916,754
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	299,363	5,999,569
Asian Paints Ltd. (Chemicals)	447,127	5,670,382
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	120,160	2,696,795
Banco do Brasil SA (Banks)	566,391	2,345,885
BB Seguridade Participacoes SA (Insurance)	322,947	2,227,914
BR Malls Participacoes SA (Real Estate Management & Development)	686,979	1,995,478
China Life Insurance Co. Ltd., H Shares (Insurance)	1,479,000	5,303,949
Colgate-Palmolive (India) Ltd. (Food & Staples Retailing)	167,900	2,451,838
Credicorp Ltd. (Banks)	23,920	2,707,266
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	5,932,000	5,515,489
Ctrip.com International Ltd. ADR* (Hotels, Restaurants & Leisure)	24,034	2,234,441
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	156,000	2,293,463
Emaar Properties PJSC (Real Estate Management & Development)	2,243,500	3,902,028
FirstRand Ltd. (Diversified Financial Services)	844,000	3,095,064
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	114,782	1,735,529
Gruma, SAB de CV, Class B (Food Products)	310,075	4,759,639
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation Infrastructure)	257,688	3,994,198
Hindustan Unilever Ltd. (Household Products)	260,093	3,182,351
Hotel Shilla Co. Ltd. (Specialty Retail)	44,511	4,272,292
JBS SA (Food Products)	619,900	2,290,984
JD.com, Inc. ADR* (Internet & Catalog Retail)	322,014	8,894,027
Jiangsu Hengrui Medicine Co. Ltd., A Shares (Pharmaceuticals)	79,872	661,672
Jumei International Holdings Ltd. ADR* (Internet & Catalog Retail)	204,325	2,043,250
Lupin Ltd. (Pharmaceuticals)	68,767	2,020,310
Luxoft Holding, Inc.* (IT Services)	60,799	4,051,645
Luye Pharma Group Ltd.* (Pharmaceuticals)	4,554,000	4,459,240
Magnit PJSC - Registered Shares GDR (Food & Staples Retailing)	41,784	1,897,837
Mediclinic International Ltd. (Health Care Providers & Services)	268,900	2,364,080
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	5,420,250	4,636,239
Mr. Price Group Ltd. (Specialty Retail)	181,500	2,784,996
Naspers Ltd. (Media)	28,012	4,105,888
ORION Corp. (Food Products)	3,246	2,733,713
PChome Online, Inc. (Internet Software & Services)	241,814	2,693,335
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	1,348,500	7,543,094
PT Kalbe Farma Tbk (Pharmaceuticals)	53,076,200	5,523,230
PT Unilever Indonesia Tbk (Household Products)	1,110,501	2,999,190
Qingdao Haier Co. Ltd., A Shares (Household Durables)	561,997	882,471
Samsonite International SA (Textiles, Apparel & Luxury Goods)	1,023,600	3,013,022
Sberbank of Russia ADR (Banks)	702,500	4,292,275
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	5,374,000	2,446,257
Smiles SA (Media)	175,300	1,368,466
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)	414,898	5,634,038
Tencent Holdings Ltd. (Internet Software & Services)	663,800	12,457,967
Turkiye Halk Bankasi AS (Banks)	513,600	1,929,635
Universal Robina Corp. (Food Products)	2,074,730	8,854,925
Valid Solucoes SA (Commercial Services & Supplies)	241,775	2,745,818
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)	189,714	3,892,931
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)	111,600	2,315,030
Yandex NV, Class A* (Internet Software & Services)	126,892	2,042,961

TOTAL COMMON STOCKS (Cost $211,974,221)		205,025,084

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	216,840	19,513

TOTAL WARRANT (Cost $—)		19,513

TOTAL INVESTMENTS (Cost $211,974,221) — 95.4%		205,044,597

Other Net Assets (Liabilities) — 4.6%		9,749,493

NET ASSETS — 100.0%		214,794,090

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2015
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2015:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Banks	11,275,061	5.2%	Brazil	12,974,545	6.0%
Chemicals	5,670,382	2.6%	Cayman Islands	2,234,441	1.0%
Commercial Services & Supplies	2,745,818	1.3%	China	55,501,084	25.9%
Diversified Financial Services	3,095,064	1.4%	Hong Kong	15,974,988	7.4%
Food & Staples Retailing	6,664,705	3.1%	India	26,694,017	12.4%
Food Products	18,639,261	8.6%	Indonesia	8,522,420	4.0%
Health Care Providers & Services	8,363,649	3.9%	Mexico	12,537,368	5.8%
Hotels, Restaurants & Leisure	10,673,724	5.0%	Netherlands	2,315,030	1.1%
Household Durables	882,471	0.4%	Peru	2,707,266	1.3%
Household Products	6,181,541	2.9%	Philippines	8,854,925	4.1%
Insurance	22,521,434	10.4%	Russia	8,233,073	3.8%
Internet & Catalog Retail	14,830,208	6.9%	South Africa	15,046,823	7.0%
Internet Software & Services	24,110,489	11.3%	South Korea	13,922,759	6.5%
IT Services	4,051,645	1.9%	Switzerland	4,051,645	1.9%
Media	5,474,354	2.5%	Taiwan	4,986,798	2.3%
Personal Products	6,916,754	3.2%	Thailand	4,655,752	2.2%
Pharmaceuticals	30,692,560	14.4%	Turkey	1,929,635	0.9%
Real Estate Management & Development	5,897,506	2.7%	United Arab Emirates	3,902,028	1.8%
Specialty Retail	7,057,288	3.3%	Other Net Assets	9,749,493	4.6%
Textiles, Apparel & Luxury Goods	5,306,485	2.5%	Total	214,794,090	100.0%
Transportation Infrastructure	3,994,198	1.9%
Other Net Assets	9,749,493	4.6%
Total	214,794,090	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2015
(Unaudited)

	Shares	Value ($)
Common Stocks (95.2%)
AIA Group Ltd. (Insurance)	945,000	5,518,288
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	62,012	5,198,466
Amorepacific Corp. (Personal Products)	15,518	5,108,962
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	224,202	4,493,258
Asian Paints Ltd. (Chemicals)	339,709	4,308,127
China Life Insurance Co. Ltd., H Shares (Insurance)	1,128,000	4,045,202
Colgate-Palmolive (India) Ltd. (Food & Staples Retailing)	138,544	2,023,153
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	4,646,000	4,319,784
Ctrip.com International Ltd. ADR* (Hotels, Restaurants & Leisure)	18,287	1,700,142
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	128,000	1,881,816
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	91,899	1,389,533
Hindustan Unilever Ltd. (Household Products)	201,615	2,466,848
Hotel Shilla Co. Ltd. (Specialty Retail)	34,478	3,309,296
JD.com, Inc. ADR* (Internet & Catalog Retail)	246,187	6,799,685
Jiangsu Hengrui Medicine Co. Ltd., A Shares (Pharmaceuticals)	59,100	489,593
Jumei International Holdings Ltd. ADR* (Internet & Catalog Retail)	162,903	1,629,030
Lupin Ltd. (Pharmaceuticals)	51,625	1,516,694
Luye Pharma Group Ltd.* (Pharmaceuticals)	3,557,000	3,482,986
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	4,152,080	3,551,503
ORION Corp. (Food Products)	2,508	2,112,185
PChome Online, Inc. (Internet Software & Services)	174,797	1,946,896
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	978,500	5,473,428
PT Kalbe Farma Tbk (Pharmaceuticals)	40,093,700	4,172,241
PT Unilever Indonesia Tbk (Household Products)	886,469	2,394,135
Qingdao Haier Co. Ltd., A Shares (Household Durables)	435,095	683,204
Samsonite International SA (Textiles, Apparel & Luxury Goods)	764,400	2,250,053
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	4,202,000	1,912,760
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)	312,641	4,245,457
Tencent Holdings Ltd. (Internet Software & Services)	502,000	9,421,362
Universal Robina Corp. (Food Products)	1,565,500	6,681,537
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)	144,986	2,975,113

TOTAL COMMON STOCKS (Cost $114,985,237)		107,500,737

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	65,250	5,872

TOTAL WARRANT (Cost $—)		5,872

TOTAL INVESTMENTS (Cost $114,985,237) — 95.2%		107,506,609

Other Net Assets (Liabilities) — 4.8%		5,416,227

NET ASSETS — 100.0%		112,922,836

*	Non-income producing security
NM	Not meaningful, amount less than .05%

The Asia Great Consumer Fund invested in the following industries as of October 31, 2015:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Chemicals	4,308,127	3.8%	Cayman Islands	1,700,142	1.5%
Food & Staples Retailing	2,023,153	1.8%	China	42,110,829	37.4%
Food Products	8,793,722	7.8%	Hong Kong	12,088,125	10.7%
Health Care Providers & Services	4,493,258	4.0%	India	20,443,070	18.1%
Hotels, Restaurants & Leisure	5,257,517	4.6%	Indonesia	6,566,376	5.8%
Household Durables	683,204	0.6%	Philippines	6,681,537	5.9%
Household Products	4,860,983	4.3%	South Korea	10,530,443	9.3%
Insurance	15,036,918	13.3%	Taiwan	3,828,712	3.4%
Internet & Catalog Retail	11,403,828	10.2%	Thailand	3,557,375	3.1%
Internet Software & Services	16,566,724	14.7%	Other Net Assets	5,416,227	4.8%
Personal Products	5,108,962	4.5%	Total	112,922,836	100.0%
Pharmaceuticals	21,529,048	19.0%
Specialty Retail	3,309,296	2.9%
Textiles, Apparel & Luxury Goods	4,131,869	3.7%
Other Net Assets	5,416,227	4.8%
Total	112,922,836	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	October 31, 2015
(Unaudited)

	Shares	Value ($)
Common Stocks (91.4%)
Abbott Laboratories (Health Care Equipment & Supplies)	4,496	201,421
Abbvie, Inc. (Pharmaceuticals)	8,588	511,415
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	5,100	427,533
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)	6,073	261,287
Allianz SE (Insurance)	2,307	404,201
Alphabet, Inc., Class A* (Internet Software & Services)	711	524,284
Amadeus IT Holding SA, Class A (IT Services)	11,038	469,627
Anheuser-Busch InBev NV (Beverages)	3,855	459,703
Astellas Pharma, Inc. (Pharmaceuticals)	20,259	292,925
Avago Technologies Ltd. (Semiconductors & Semiconductor Equipment)	2,443	300,807
Bayer AG - Registered Shares (Pharmaceuticals)	4,565	609,085
Bayerische Motoren Werke AG (Automobiles)	4,682	480,606
Biogen Idec, Inc.* (Biotechnology)	1,081	314,041
Celgene Corp.* (Biotechnology)	4,175	512,315
Comcast Corp., Class A (Media)	6,369	398,827
CVS Caremark Corp. (Food & Staples Retailing)	5,593	552,477
Delphi Automotive PLC (Automobiles)	5,799	482,419
Deutsche Post AG (Air Freight & Logistics)	13,125	390,647
Don Quijote Holdings Co. Ltd. (Multiline Retail)	7,586	278,192
Horizon Pharma PLC* (Pharmaceuticals)	6,400	100,608
Industria de Diseno Textil SA (Specialty Retail)	10,828	406,035
Japan Tobacco, Inc. (Tobacco)	11,202	387,061
Kao Corp. (Household Products)	6,248	319,178
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	11,752	581,842
Mallinckrodt PLC* (Pharmaceuticals)	2,875	188,801
MasterCard, Inc., Class A (IT Services)	4,970	491,980
Mobileye NV* (Software)	5,708	259,828
Monster Beverage Corp.* (Beverages)	2,094	285,454
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	3,794	497,128
Novartis AG (Pharmaceuticals)	5,197	471,310
Pernod Ricard SA (Beverages)	2,591	304,943
Perrigo Co. PLC (Pharmaceuticals)	2,383	375,894
Pfizer, Inc. (Pharmaceuticals)	15,635	528,776
Rakuten, Inc. (Internet & Catalog Retail)	28,060	388,385
Roche Holding AG (Pharmaceuticals)	1,788	484,424
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,510	595,040
Tencent Holdings Ltd. (Internet Software & Services)	20,666	387,852
Tesla Motors, Inc.* (Automobiles)	1,152	238,383
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,287	299,094
Visa, Inc., Class A (IT Services)	6,383	495,193
Walt Disney Co. (The) (Media)	4,520	514,105
Wells Fargo & Co. (Banks)	11,046	598,030
Whirlpool Corp. (Household Durables)	1,817	290,974
Whitbread PLC (Hotels, Restaurants & Leisure)	4,007	306,187
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	5,265	373,341

TOTAL COMMON STOCKS (Cost $16,229,531)		18,041,658

TOTAL INVESTMENTS (Cost $16,229,531) — 91.4%		18,041,658

Other Net Assets (Liabilities) — 8.6%		1,686,977

NET ASSETS — 100.0%		19,728,635

*	Non-income producing security
ADR	American Depositary Receipt

The Global Great Consumer Fund invested in the following industries as of October 31, 2015:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Air Freight & Logistics	390,647	2.0%	Belgium	459,703	2.3%
Automobiles	1,201,408	6.1%	Canada	261,287	1.3%
Banks	598,030	3.0%	China	815,385	4.1%
Beverages	1,050,100	5.2%	France	304,943	1.5%
Biotechnology	826,356	4.2%	Germany	1,884,539	9.7%
Food & Staples Retailing	813,764	4.1%	Ireland (Republic of)	100,608	0.5%
Health Care Equipment & Supplies	201,421	1.0%	Japan	1,665,741	8.4%
Hotels, Restaurants & Leisure	1,856,410	9.6%	Netherlands	259,828	1.3%
Household Durables	290,974	1.5%	Singapore	300,807	1.5%
Household Products	319,178	1.6%	Spain	875,662	4.4%
Insurance	404,201	2.0%	Switzerland	955,734	4.8%
Internet & Catalog Retail	388,385	1.9%	United Kingdom	788,606	4.0%
Internet Software & Services	1,339,669	6.8%	United States	9,368,815	47.6%
IT Services	1,456,800	7.3%	Other Net Assets	1,686,977	8.6%
Life Sciences Tools & Services	299,094	1.5%	Total	19,728,635	100.0%
Media	912,932	4.6%
Multiline Retail	278,192	1.4%
Pharmaceuticals	3,563,238	18.2%
Semiconductors & Semiconductor Equipment	300,807	1.5%
Software	259,828	1.3%
Specialty Retail	406,035	2.1%
Textiles, Apparel & Luxury Goods	497,128	2.5%
Tobacco	387,061	2.0%
Other Net Assets	1,686,977	8.6%
Total	19,728,635	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2015
(Unaudited)

	Shares or Principle Amount ($)	Value ($)
Foreign Bonds† (0.5%)
Mexico — 0.5%
United Mexican States(a), Series M, 6.50%, 6/9/22	900,000	57,149

TOTAL FOREIGN BONDS (Cost $57,715)		57,149

Yankee Dollar Bonds (77.3%)
AngloGold Holding PLC, 5.13%, 8/1/22	100,000	91,563
Baidu, Inc., 3.50%, 11/28/22	500,000	499,186
Banco Nacional de Costa Rica, 4.38%, 10/14/25	200,000	201,500
CNOOC Finance 2014 ULC, 4.25%, 4/30/24	500,000	515,112
CNPC General Capital Ltd.(b), 2.75%, 4/19/17	200,000	202,923
Codelco, Inc. - Registered Shares, 3.88%, 11/3/21	200,000	202,626
Cosan Overseas Ltd., 8.25%, 11/29/49	100,000	84,500
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20	250,000	272,263
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21	200,000	186,317
Export Credit Bank of TU - Registered Shares, 5.38%, 11/4/16	250,000	257,579
Export-Import Bank of India, Series E, 4.00%, 8/7/17	500,000	517,049
Gazprom PAO - Registered Shares, 6.51%, 3/7/22	100,000	104,448
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20	200,000	223,770
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21	400,000	439,286
Kazagro National Management Holding - Registered Shares, 4.63%, 5/24/23	200,000	163,640
KazMunayGas National Co. - Registered Shares, 4.88%, 5/7/25	200,000	176,750
Magyar Export-Import Bank, 4.00%, 1/30/20	200,000	204,040
Myriad International Holdings BV - Registered Shares, 6.00%, 7/18/20	200,000	214,032
NTPC Ltd., Series E, 4.75%, 10/3/22	250,000	264,910
Ooredoo International Finance Ltd. - Registered Shares, 3.38%, 10/14/16	500,000	510,065
Petroleos Mexicanos, 4.25%, 1/15/25	100,000	95,400
PT Pertamina Tbk(b), 4.88%, 5/3/22	250,000	247,063
Republic of Sri Lanka(b), 5.13%, 4/11/19	200,000	197,003
Republic of Sri Lanka - Registered Shares, 5.88%, 7/25/22	250,000	241,363
RZD Capital, Ltd., Series E, 5.74%, 4/3/17	100,000	103,000
Siam Commercial Bank Public Co. Ltd.(b), 3.50%, 4/7/19	500,000	512,832
State Bank of India(b), 3.25%, 4/18/18	300,000	306,621
Telefonica Emisiones SAU, 5.46%, 2/16/21	250,000	279,318
Tencent Holding Ltd. - Registered Shares, 4.63%, 12/12/16	500,000	516,218
Turk EximBank(b), 5.88%, 4/24/19	250,000	262,586
Turkiye Garanti Bankasi AS(b), 4.00%, 9/13/17	250,000	253,593
Vale Overseas Ltd., 8.25%, 1/17/34	100,000	95,930
Vnesheconombank Via VEB Finance PLC - Registered Shares, 6.03%, 7/5/22	200,000	194,199
Woori Bank Co. Ltd.(b), 2.88%, 10/2/18	200,000	204,829
Woori Bank Co. Ltd.(b), 4.75%, 4/30/24	500,000	516,722

TOTAL YANKEE DOLLAR BONDS (Cost $9,222,992)		9,358,236

Corporate Bonds (3.7%)
United States — 3.7%
EMC Corp. (Mass), 2.65%, 6/1/20	100,000	91,124
Goldman Sachs Group, Inc., 3.50%, 1/23/25	250,000	247,435
Southern Copper Corp., 7.50%, 7/27/35	100,000	104,197

TOTAL CORPORATE BOND (Cost $444,907)		442,756

Exchange Traded Funds (1.8%)
iShares iBoxx $ High Yield Corporate Bond ETF (Corp/Pref-High Yield)	750	64,178
Market Vectors J.P Morgan EM ETF (Corp/Pref-High Yield)	1,000	17,940
SPDR Barclays Capital High Yield Bond ETF (Corp/Pref-High Yield)	3,500	127,644
Wisdomtree Emerging Markets Local Debt Fund (Corp/Pref-High Yield)	250	8,998

TOTAL EXCHANGE TRADED FUNDS (Cost $231,471)		218,760

U.S. Treasury Obligations (13.1%)
U.S. Treasury Note, 0.63%, 8/31/17	500,000	499,271
U.S. Treasury Note, 1.50%, 12/31/18	800,000	809,656
U.S. Treasury Note, 2.00%, 8/15/25	275,000	271,380

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,582,884)		1,580,307

TOTAL INVESTMENTS (Cost $11,539,969) — 96.4%		11,657,208

Other Net Assets (Liabilities) — 3.6%		440,459

NET ASSETS — 100.0%		12,097,667

†	Principal amounts are disclosed in local currency and fair value amounts are disclosed in U.S. Dollars.
(a)	Variable or Floating Rate Security. Rate disclosed is as of October 31, 2015.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees. At October 31, 2015, the restricted securities represent 22.4% of net assets.

ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2015
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of October 31, 2015:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of October 31, 2015:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Banks	2,964,924	24.3%	Bermuda	510,065	4.2%
Capital Markets	690,396	5.7%	Canada	515,112	4.3%
Corp/Pref-High Yield	218,760	1.8%	Cayman Islands	180,430	1.5%
Diversified Financial Services	757,500	6.2%	Chile	202,626	1.7%
Diversified Telecommunication Services	279,318	2.3%	China	1,218,327	10.0%
Electric Utilities	186,317	1.5%	Croatia	272,263	2.3%
Independent Power and Renewable			Hungary	427,810	3.5%
Electricity Producers	264,910	2.2%	India	1,527,866	12.5%
Internet Software & Services	1,015,404	8.3%	Indonesia	247,063	2.0%
Media	214,032	1.8%	Isle of Man	91,563	0.8%
Metals & Mining	494,316	4.2%	Kazakhstan	340,390	2.9%
Oil, Gas & Consumable Fuels	1,865,482	15.5%	Luxembourg	104,448	0.9%
Road & Rail	103,000	0.9%	Mexico	354,049	3.0%
Sovereign	2,511,725	20.9%	Netherlands	214,032	1.8%
Technology Hardware, Storage & Peripherals	91,124	0.8%	Russian Federation	297,199	2.5%
Other Net Assets	440,459	3.6%	South Africa	186,317	1.5%
Total	12,097,667	100.0%	South Korea	721,551	6.0%
			Spain	279,318	2.3%
			Sri Lanka	438,366	3.6%
			Thailand	512,832	4.2%
			Turkey	773,758	6.3%
			United States	2,241,823	18.6%
			Other Net Assets	440,459	3.6%
			Total	12,097,667	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2015
(Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $9,690,604, $27,399,333 and $211,974,221)	$9,811,888	$26,417,757	$205,044,597
Foreign currency, at value (Cost $43,545, $213,536 and $1,421,814 )	43,492	213,484	1,426,144
Cash	127,152	67,137	9,582,659
Dividends and interest receivable	2,015	2,560	101,343
Receivable for investments sold	126,806	319,539	1,611,090
Receivable for capital shares issued	1,886	77	1,175,563
Reclaims receivable	467	932	9,813
Receivable from Manager	17,789	—	—
Prepaid expenses	23,171	25,951	63,536
Total Assets	10,154,666	27,047,437	219,014,745
Liabilities:
Payable for investments purchased	50,385	150,374	2,114,073
Payable for capital shares redeemed	10,451	—	1,672,506
Payable to Manager	—	1,926	164,829
Accrued foreign taxes	2,049	124	96,632
Accrued expenses:
Administration	1,342	1,342	1,342
Distribution	1,031	355	23,284
Fund accounting	5,390	9,109	7,928
Transfer agent	15,628	15,810	26,838
Custodian	1,747	2,816	8,260
Compliance services	1,443	4,072	25,262
Legal and audit fees	4,161	10,648	49,971
Trustee	218	—	654
Other	2,166	4,686	29,076
Total Liabilities	96,011	201,262	4,220,655
Net Assets	$10,058,655	$26,846,175	$214,794,090
Net Assets consist of:
Capital	$11,339,208	$27,509,591	$236,374,555
Accumulated net investment income (loss)	(44,623)	361	(1,092,925)
Accumulated net realized gains (losses) on investments and foreign currency	(1,354,571)	318,737	(13,453,597)
Net unrealized appreciation (depreciation) on investments and foreign currency	118,641	(982,514)	(7,033,943)
Net Assets	$10,058,655	$26,846,175	$214,794,090
Net Assets:
Class A	$566,764	$546,137	$20,841,821
Class C	1,028,562	283,508	22,463,961
Class I	8,463,329	26,016,530	171,488,308
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	63,500	52,145	1,915,470
Class C	119,940	28,228	2,145,879
Class I	938,099	2,445,953	15,578,258
Net Asset Value (redemption price per share):
Class A	$8.93	$10.47	$10.88
Class C	$8.58	$10.04	$10.47
Class I	$9.03	$10.64	$11.01
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$9.47	$11.11	$11.54

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2015
(Unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Assets:
Investments, at value (Cost $114,985,237, $16,229,531 and $11,539,969)	$107,506,609	$18,041,658	$11,657,208
Foreign currency, at value (Cost $864,472, $21,806 and $–)	865,949	11,411	—
Cash	5,158,433	1,669,181	330,000
Segregated cash	—	—	22,504
Dividends and interest receivable	45,917	12,380	103,418
Receivable for investments sold	66,714	—	—
Receivable for capital shares issued	376,333	4,400	—
Reclaims receivable	12,479	15,285	—
Receivable from Manager	—	2,216	7,152
Prepaid expenses	53,982	7,034	1,279
Total Assets	114,086,416	19,763,565	12,121,561
Liabilities:
Payable for investments purchased	834,930	—	—
Payable for capital shares redeemed	151,918	—	—
Payable to Manager	70,333	—	—
Accrued foreign taxes	16,282	—	—
Accrued expenses:
Administration	1,342	1,342	1,342
Distribution	9,496	1,007	595
Fund accounting	6,343	574	574
Transfer agent	19,882	15,534	15,355
Custodian	4,321	572	218
Compliance services	12,012	2,783	1,318
Legal and audit fees	23,583	7,425	2,533
Trustee	—	1,241	113
Other	13,138	4,452	1,846
Total Liabilities	1,163,580	34,930	23,894
Net Assets	$112,922,836	$19,728,635	$12,097,667
Net Assets consist of:
Capital	$121,226,884	$17,348,346	$12,099,010
Accumulated net investment income (loss)	(776,676)	3,487	27,247
Accumulated net realized gains (losses) on investments and foreign currency	(27,681)	576,248	(145,819)
Net unrealized appreciation (depreciation) on investments and foreign currency	(7,499,691)	1,800,554	117,229
Net Assets	$112,922,836	$19,728,635	$12,097,667
Net Assets:
Class A	$13,358,524	$1,022,750	$566,205
Class C	8,017,173	951,150	559,316
Class I	91,547,139	17,754,735	10,972,146
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	1,097,559	76,714	56,270
Class C	684,766	73,534	55,786
Class I	7,439,034	1,321,261	1,089,338
Net Asset Value (redemption price per share):
Class A	$12.17	$13.33	$10.06
Class C	$11.71	$12.94	$10.03
Class I	$12.31	$13.44	$10.07
Maximum Sales Charge:
Class A	5.75%	5.75%	4.50%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$12.91	$14.14	$10.53

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2015
(Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$92,641	$218,715	$1,386,400
Foreign tax withholding	(5,186)	(16,018)	(76,280)
Total Investment Income	87,455	202,697	1,310,120
Expenses:
Manager fees	53,172	138,172	1,160,939
Administration fees	35,288	35,287	35,287
Distribution fees - Class A	792	763	27,602
Distribution fees - Class C	3,893	1,915	119,151
Fund accounting fees	30,571	34,567	37,789
Transfer agent fees	2,055	3,107	87,734
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	12,682	18,735	67,713
Compliance services fees	1,638	4,409	32,173
Trustee fees	2,793	7,654	56,338
Legal and audit fees	6,595	16,515	100,563
State registration and filing fees	13,192	13,066	21,762
Other	4,419	8,450	59,862
Total Expenses before fee reductions	193,328	308,878	1,833,151
Waivers and/or reimbursements from the Manager	(115,456)	(106,542)	(87,897)
Total Net Expenses	77,872	202,336	1,745,254
Net Investment Income (Loss)	9,583	361	(435,134)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	(579,213)	(879,739)	(7,514,536)
Net realized gains (losses) on foreign currency transactions	(13,187)	(65,980)	(214,504)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(907,979)	(2,740,753)	(32,860,398)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(1,500,379)	(3,686,472)	(40,589,438)
Change in Net Assets Resulting From Operations	$(1,490,796)	$(3,686,111)	$(41,024,572)

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2015
(Unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Investment Income:
Dividend income	$652,423	$127,019	$54,831
Interest Income	—	—	181,673
Foreign tax withholding	(34,274)	(8,969)	609
Total Investment Income	618,149	118,050	237,113
Expenses:
Manager fees	628,658	72,365	39,228
Administration fees	35,287	35,288	35,287
Distribution fees - Class A	17,590	1,329	713
Distribution fees - Class C	39,691	4,703	2,993
Fund accounting fees	32,169	23,465	19,081
Transfer agent fees	39,826	1,087	238
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	41,182	3,273	1,743
Compliance services fees	17,574	2,445	1,779
Trustee fees	31,467	4,237	3,067
Legal and audit fees	54,362	9,477	5,434
State registration and filing fees	20,540	7,342	224
Other	28,522	6,214	4,916
Total Expenses before fee reductions	1,013,106	197,463	140,941
Waivers and/or reimbursements from the Manager	(47,062)	(90,483)	(83,079)
Total Net Expenses	966,044	106,980	57,862
Net Investment Income (Loss)	(347,895)	11,070	179,251
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	(1,163,325)	213,385	(40,386)
Net realized gains (losses) on foreign currency transactions	(21,724)	(3,952)	(410)
Net realized gains (losses) on futures contracts	—	—	(20,739)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(21,502,421)	(397,130)	(314,104)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(22,687,470)	(187,697)	(375,639)
Change in Net Assets Resulting From Operations	$(23,035,365)	$(176,627)	$196,388)

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Fund		Asia Fund
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
From Investment Activities:
Operations:
Net investment income (loss)	$9,583	$58,332	$361	$(30,094)
Net realized gains (losses) on investments	(579,213)	1,403,086	(879,739)	2,603,947
Net realized gains (losses) on foreign currency transactions	(13,187)	(46,204)	(65,980)	(76,828)
Net realized gains (losses) on futures contracts	—	—	—	—
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(907,979)	(153,770)	(2,740,753)	124,227
Change in net assets resulting from operations	(1,490,796)	1,261,444	(3,686,111)	2,621,252
Distribution to Shareholders From:
Net realized gains on investments
Class A	—	—	—	(74,772)
Class C	—	—	—	(42,604)
Class I	—	—	—	(1,547,205)
Change in net assets from distributions	—	—	—	(1,664,581)
Change in net assets from capital transactions	586,950	(6,657,549)	384,211	16,366,907
Change in net assets	(903,846)	(5,396,105)	(3,301,900)	17,323,578
Net Assets:
Beginning of period	10,962,501	16,358,606	30,148,075	12,824,497
End of period	$10,058,655	$10,962,501	$26,846,175	$30,148,075
Accumulated net investment income (loss)	$(44,623)	$(54,206)	$361	$—
Capital Transactions:
Class A
Proceeds from shares issued	$988,146	$193,793	$213,966	$387,748
Dividends reinvested	—	—	—	72,810
Cost of shares redeemed	(822,149)	(1,159,242)	(133,014)	(1,804,968)
Redemption fees	—	—	—	4
Class C
Proceeds from shares issued	421,541	489,927	7,000	177,765
Dividends reinvested	—	—	—	40,893
Cost of shares redeemed	(51,345)	(630,440)	(141,599)	(366,967)
Redemption fees	—	359	—	—
Class I
Proceeds from shares issued	884,128	3,350,743	2,634,113	18,216,919
Dividends reinvested	—	—	—	1,483,379
Cost of shares redeemed	(833,371)	(8,902,689)	(2,196,255)	(1,840,676)
Redemption fess	—	—	—	—
Change in net assets resulting from capital transactions	$586,950	$(6,657,549)	$384,211	$16,366,907
Share Transactions:
Class A
Issued	117,083	19,059	18,602	31,305
Reinvested	—	—	—	6,767
Redeemed	(92,047)	(114,951)	(12,920)	(147,365)
Class C
Issued	50,028	50,055	649	15,448
Reinvested	—	—	—	3,940
Redeemed	(5,448)	(65,252)	(13,973)	(30,403)
Class I
Issued	97,306	329,740	246,010	1,510,552
Reinvested	—	—	—	136,090
Redeemed	(86,727)	(885,283)	(211,620)	(145,553)
Change in shares	80,195	(666,632)	26,748	1,380,781

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Great Consumer Fund		Asia Great Consumer Fund
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
From Investment Activities:
Operations:
Net investment income (loss)	$(435,134)	$(673,822)	$(347,895)	$(512,701)
Net realized gains (losses) on investments	(7,514,536)	(2,878,791)	(1,163,325)	2,068,332
Net realized gains (losses) on foreign currency transactions	(214,504)	(410,768)	(21,724)	(75,697)
Net realized gains (losses) on futures contracts	—	—	—	—
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(32,860,398)	20,076,946	(21,502,421)	11,118,525
Change in net assets resulting from operations	(41,024,572)	16,113,565	(23,035,365)	12,598,459
Distribution to Shareholders From:
Net realized gains on investments
Class A	—	(112,785)	—	(28,978)
Class C	—	(84,246)	—	(29,549)
Class I	—	(529,721)	—	(503,456)
Change in net assets from distributions	—	(726,752)	—	(561,983)
Change in net assets from capital transactions	37,966,452	91,743,015	17,532,922	84,883,057
Change in net assets	(3,058,120)	107,129,828	(5,502,443)	96,919,533
Net Assets:
Beginning of period	217,852,210	110,722,382	118,425,279	21,505,746
End of period	$214,794,090	$217,852,210	$112,922,836	$118,425,279
Accumulated net investment income (loss)	$(1,092,925)	$(657,791)	$(776,676)	$(428,781)
Capital Transactions:
Class A
Proceeds from shares issued	$6,258,542	$13,969,900	$7,922,407	$11,825,177
Dividends reinvested	—	111,569	—	29,011
Cost of shares redeemed	(4,813,176)	(33,290,485)	(4,197,272)	(2,483,929)
Redemption fees	—	3,154	—	189
Class C
Proceeds from shares issued	5,057,563	12,230,395	3,671,074	5,212,456
Dividends reinvested	—	83,439	—	29,491
Cost of shares redeemed	(1,909,359)	(3,161,901)	(861,097)	(861,258)
Redemption fees	—	499	—	—
Class I
Proceeds from shares issued	73,379,054	134,120,573	42,858,500	87,489,156
Dividends reinvested	—	508,638	—	467,435
Cost of shares redeemed	(40,006,172)	(32,832,766)	(31,860,690)	(16,824,671)
Redemption fees	—	—	—	—
Change in net assets resulting from capital transactions	$37,966,452	$91,743,015	$17,532,922	$84,883,057
Share Transactions:
Class A
Issued	545,990	1,120,596	582,917	861,780
Reinvested	—	9,455	—	2,330
Redeemed	(446,551)	(2,629,680)	(327,310)	(191,250)
Class C
Issued	431,022	1,005,500	282,215	403,410
Reinvested	—	7,300	—	2,446
Redeemed	(179,492)	(264,731)	(73,932)	(68,374)
Class I
Issued	6,232,770	10,539,896	3,167,062	6,482,095
Reinvested	—	42,707	—	37,216
Redeemed	(3,566,819)	(2,618,225)	(2,612,451)	(1,221,831)
Change in shares	3,016,920	7,212,818	1,018,501	6,307,822

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Global Great Consumer Fund		Global Dynamic Bond Fund
	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
From Investment Activities:
Operations:
Net investment income (loss)	$11,070	$13,930	$179,251	$307,630
Net realized gains (losses) on investments transactions	213,385	987,963	(40,386)	(2,101)
Net realized gains (losses) on foreign currency transactions	(3,952)	(21,513)	(410)	(3,772)
Net realized gains (losses) on futures contracts	—	—	(20,739)	(3,885)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(397,130)	63,198	(314,104)	205,126
Change in net assets resulting from operations	(176,627)	1,043,578	(196,388)	502,998
Distributions to Shareholders From:
Net investment income
Class A	—	—	(6,559)	(11,045)
Class C	—	—	(4,583)	(8,293)
Class I	—	—	(140,862)	(249,598)
Net realized gains on investments
Class A	—	(111,572)	—	—
Class C	—	(88,646)	—	—
Class I	—	(1,209,672)	—	—
Return on Capital
Class A	—	—	—	(494)
Class C	—	—	—	(370)
Class I	—	—	—	(11,154)
Change in net assets from distributions	—	(1,409,890)	(152,004)	(280,954)
Change in net assets from capital transactions	5,558,011	(86,564)	390,593	(1,230,281)
Change in net assets	5,381,384	(452,876)	42,201	(1,008,237)
Net Assets:
Beginning of period	14,347,251	14,800,127	12,055,466	13,063,703
End of period	$19,728,635	$14,347,251	$12,097,667	$12,055,466
Accumulated net investment income (loss)	$3,487	$(7,583)	$27,247	$—
Capital Transactions:
Class A
Proceeds from shares issued	$70,271	$267,180	$2,999	$—
Dividends reinvested	—	111,572	6,445	11,429
Cost of shares redeemed	(119,919)	(246,391)	—	—
Redemption fees	—	—	—	—
Class C
Proceeds from shares issued	112,022	52,801	—	59,353
Dividends reinvested	—	88,116	4,546	8,568
Cost of shares redeemed	(43,622)	(2,278)	(44,898)	(28,253)
Redemption fees	—	—	—	—
Class I
Proceeds from shares issued	5,554,042	1,159,377	339,958	34,468
Dividends reinvested	—	830,908	111,016	206,408
Cost of shares redeemed	(14,783)	(2,347,849)	(29,473)	(1,522,254)
Redemption fees	—	—	—	—
Change in net assets resulting from capital transactions	$5,558,011	$(86,564)	$390,593	$(1,230,281)
Share Transactions:
Class A
Issued	5,222	19,596	299	—
Reinvested	—	8,589	636	1,110
Redeemed	(8,743)	(18,461)	—	—
Class C
Issued	8,358	3,881	—	5,796
Reinvested	—	6,944	451	834
Redeemed	(3,433)	(172)	(4,484)	(2,745)
Class I
Issued	421,885	83,182	33,482	3,343
Reinvested	—	63,573	10,944	20,024
Redeemed	(1,055)	(169,425)	(2,901)	(148,296)
Change in shares	422,234	(2,293)	38,427	(119,934)

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities				Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains From Investments		Total Distributions		Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)

Emerging Markets Fund
Class A
Six Months Ended October 31, 2015 (Unaudited)	$10.46	(0.01)	(d)	(1.52)	(1.53)	—		—		—		$8.93	(14.63)%	1.70%	(0.23)%	6.35%	$567	42%
Year Ended April 30, 2015	$9.52	0.06	(d)	0.88	0.94	—		—		—		$10.46	9.87%	1.73%	0.56%	5.71%	$402	99%
Year Ended April 30, 2014	$9.62	(0.02)		(0.08)	(0.10)	—		—		—		$9.52	(1.04)%	1.78%	(0.15)%	4.45%	$1,279	77%
Year Ended April 30, 2013	$9.35	0.03		0.24	0.27	—		—		—		$9.62	2.89%	1.85%	0.32%	5.30%	$1,247	165%
Year Ended April 30, 2012	$11.36	(0.01)	(d)	(1.64)	(1.65)	—		(0.36)		(0.36)		$9.35	(14.00)%	1.85%	(0.13)%	6.82%	$1,136	262%

Class C
Six Months Ended October 31, 2015 (Unaudited)	$10.10	(0.04)	(d)	(1.48)	(1.52)	—		—		—		$8.58	(15.05)%	2.45%	(0.83)%	6.49%	$1,029	42%
Year Ended April 30, 2015	$9.26	(0.05)	(d)	0.89	0.84	—		—		—		$10.10	9.07%	2.47%	(0.53)%	6.08%	$761	99%
Year Ended April 30, 2014	$9.43	(0.07)		(0.10)	(0.17)	—		—		—		$9.26	(1.80)%	2.53%	(0.90)%	6.53%	$839	77%
Year Ended April 30, 2013	$9.23	(0.05)		0.25	0.20	—		—		—		$9.43	2.17%	2.60%	(0.32)%	7.39%	$545	165%
Year Ended April 30, 2012	$11.31	(0.08)	(d)	(1.64)	(1.72)	—		(0.36)		(0.36)		$9.23	(14.70)%	2.60%	(0.88)%	7.32%	$797	262%

Class I
Six Months Ended October 31, 2015 (Unaudited)	$10.57	0.01	(d)	(1.55)	(1.54)	—		—		—		$9.03	(14.57)%	1.45%	0.31%	3.41%	$8,463	42%
Year Ended April 30, 2015	$9.60	0.05	(d)	0.92	0.97	—		—		—		$10.57	10.10%	1.47%	0.43%	2.85%	$9,800	99%
Year Ended April 30, 2014	$9.69	0.02		(0.10)	(0.08)	(0.01)		—		(0.01)		$9.60	(0.83)%	1.53%	0.14%	3.09%	$14,240	77%
Year Ended April 30, 2013	$9.39	0.06		0.24	0.30	—		—		—		$9.69	3.19%	1.60%	0.59%	3.60%	$14,243	165%
Year Ended April 30, 2012	$11.39	0.01	(d)	(1.65)	(1.64)	—	(e)	(0.36)		(0.36)		$9.39	(13.85)%	1.60%	0.15%	4.31%	$16,484	262%

Asia Fund
Class A
Six Months Ended October 31, 2015 (Unaudited)	$11.91	(0.01)	(d)	(1.43)	(1.44)	—		—		—		$10.47	(12.09)%	1.70%	(0.22)%	5.16%	$546	49%
Year Ended April 30, 2015	$11.38	0.06	(d)	1.98	2.04	—		(1.52)		(1.52)		$11.90	19.30%	1.70%	0.48%	5.42%	$553	100%
Year Ended April 30, 2014	$10.68	(0.03)		0.87	0.84	—		(0.14)		(0.14)		$11.38	7.90%	1.73%	(0.36)%	4.60%	$1,772	88%
Year Ended April 30, 2013	$9.59	—	(e)	1.09	1.09	—		—		—		$10.68	11.37%	1.80%	(0.29)%	5.42%	$1,552	173%
Year Ended April 30, 2012	$11.04	(0.07)	(d)	(1.38)	(1.45)	—		—	(e)	—	(e)	$9.59	(13.12)%	1.80%	(0.75)%	8.38%	$828	322%

Class C
Six Months Ended October 31, 2015 (Unaudited)	$11.46	(0.05)	(d)	(1.37)	(1.42)	—		—		—		$10.04	(12.39)%	2.45%	(0.90)%	7.62%	$284	49%
Year Ended April 30, 2015	$11.08	(0.10)	(d)	2.00	1.90	—		(1.52)		(1.52)		$11.46	18.54%	2.45%	(0.83)%	7.39%	$476	100%
Year Ended April 30, 2014	$10.49	(0.13)		0.86	0.73	—		(0.14)		(0.14)		$11.08	6.99%	2.48%	(1.11)%	7.22%	$583	88%
Year Ended April 30, 2013	$9.49	(0.09)		1.09	1.00	—		—		—		$10.49	10.54%	2.55%	(0.91)%	8.03%	$592	173%
Year Ended April 30, 2012	$11.00	(0.14)	(d)	(1.37)	(1.51)	—		—	(e)	—	(e)	$9.49	(13.71)%	2.55%	(1.47)%	9.43%	$536	322%

Class I
Six Months Ended October 31, 2015 (Unaudited)	$12.08	—	(d),(e)	(1.44)	(1.44)	—		—		—		$10.64	(11.92)%	1.45%	0.02%	2.10%	$26,017	49%
Year Ended April 30, 2015	$11.50	(0.03)	(d)	2.12	2.09	—		(1.52)		(1.52)		$12.07	19.55%	1.45%	(0.22)%	2.82%	$29,119	100%
Year Ended April 30, 2014	$10.77	(0.01)		0.88	0.87	—		(0.14)		(0.14)		$11.50	8.12%	1.48%	(0.11)%	3.46%	$10,470	88%
Year Ended April 30, 2013	$9.64	(0.01)		1.14	1.13	—		—		—		$10.77	11.72%	1.55%	0.13%	3.96%	$9,685	173%
Year Ended April 30, 2012	$11.07	(0.04)	(d)	(1.39)	(1.43)	—		—	(e)	—	(e)	$9.64	(12.91)%	1.55%	(0.47)%	4.90%	$11,607	322%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Calculated using the average shares method.
(e)	Amount is less than $0.005

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)

Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2015 (Unaudited)	$13.05	(0.03)	(d)	(2.14)	(2.17)		—	—	—	$10.88	(16.63)	1.70%	(0.49)%	1.83%	$20,842	19%
Year Ended April 30, 2015	$11.76	(0.05)	(d)	1.40	1.35		—	(0.06)	(0.06)	$13.05	11.53%	1.77%	(0.39)%	2.10%	$23,701	63%
Year Ended April 30, 2014	$12.11	(0.03)		(0.32)	(0.35)		—	—	—	$11.76	(2.89)%	1.85%	(0.51)%	2.53%	$38,988	29%
Year Ended April 30, 2013	$10.71	(0.05)	(d)	1.45	1.40		—	—	—	$12.11	13.07%	1.85%	(0.47)%	3.67%	$14,799	56%
Year Ended April 30, 2012	$11.95	(0.04)	(d)	(0.84)	(0.88)		—	(0.36)	(0.36)	$10.71	(6.61)%	1.85%	(0.43)%	6.84%	$1,965	110%

Class C
Six Months Ended October 31, 2015 (Unaudited)	$12.60	(0.07)	(d)	(2.06)	(2.13)		—	—	—	$10.47	(16.90%)	2.45%	(1.26)%	2.58%	$22,464	19%
Year Ended April 30, 2015	$11.44	(0.15)	(d)	1.37	1.22		—	(0.06)	(0.06)	$12.60	10.71%	2.49%	(1.28)%	2.80%	$23,875	63%
Year Ended April 30, 2014	$11.87	(0.08)		(0.35)	(0.43)		—	—	—	$11.44	(3.62)%	2.60%	(1.17)%	3.43%	$13,112	29%
Year Ended April 30, 2013	$10.58	(0.13)	(d)	1.42	1.29		—	—	—	$11.87	12.19%	2.60%	(1.19)%	5.06%	$5,441	56%
Year Ended April 30, 2012	$11.91	(0.12)	(d)	(0.85)	(0.97)		—	(0.36)	(0.36)	$10.58	(7.40)%	2.60%	(1.18)%	8.20%	$846	110%

Class I
Six Months Ended October 31, 2015 (Unaudited)	$13.19	(0.02)	(d)	(2.16)	(2.18)		—	—	—	$11.01	(16.53)	1.45%	(0.27)%	1.52%	$171,488	19%
Year Ended April 30, 2015	$11.85	(0.04)	(d)	1.44	1.40		—	(0.06)	(0.06)	$13.19	11.86%	1.48%	(0.33)%	1.69%	$170,275	63%
Year Ended April 30, 2014	$12.18	0.02		(0.35)	(0.33)		—	—	—	$11.85	(2.71)%	1.60%	(0.05)%	2.30%	$58,622	29%
Year Ended April 30, 2013	$10.75	(0.02)	(d)	1.45	1.43		—	—	—	$12.18	13.30%	1.60%	(0.15)%	3.36%	$23,229	56%
Year Ended April 30, 2012	$11.96	(0.02)	(d)	(0.83)	(0.85)		—	(0.36)	(0.36)	$10.75	(6.35)%	1.60%	(0.20)%	4.24%	$14,512	110%

Asia Great Consumer Fund
Class A
Six Months Ended October 31, 2015 (Unaudited)	$14.35	(0.05)	(d)	(2.13)	(2.18)		—	—	—	$12.17	(15.19)%	1.70%	(0.72)%	1.86%	$13,359	22%
Year Ended April 30, 2015	$11.30	(0.15)	(d)	3.35	3.20		—	(0.15)	(0.15)	$14.35	28.48%	1.72%	(1.15)%	2.81%	$12,079	33%
Year Ended April 30, 2014	$11.21	(0.07)	(d)	0.16	0.09		—	—	—	$11.30	0.80%	1.80%	(0.65)%	3.85%	$1,910	35%
Year Ended April 30, 2013	$9.56	(0.08)	(d)	1.73	1.65		—	—	—	$11.21	17.26%	1.80%	(0.85)%	5.38%	$1,714	77%
Year Ended April 30, 2012	$10.24	(0.09)		(0.59)	(0.68)		—	—	—	$9.56	(6.64)%	1.80%	(0.81)%	7.38%	$478	205%

Class C
Six Months Ended October 31, 2015 (Unaudited)	$13.85	(0.09)	(d)	(2.05)	(2.14)		—	—	—	$11.71	(15.45)%	2.45%	(1.49)%	2.71%	$8,017	22%
Year Ended April 30, 2015	$10.99	(0.24)	(d)	3.25	3.01		—	(0.15)	(0.15)	$13.85	27.55%	2.47%	(1.92)%	3.54%	$6,601	33%
Year Ended April 30, 2014	$10.99	(0.13)	(d)	0.13	—	(e)	—	—	—	$10.99	0.00%	2.55%	(1.18)%	5.61%	$1,528	35%
Year Ended April 30, 2013	$9.46	(0.15)	(d)	1.68	1.53		—	—	—	$10.99	16.17%	2.55%	(1.59)%	8.15%	$578	77%
Year Ended April 30, 2012	$10.20	(0.14)		(0.60)	(0.74)		—	—	—	$9.46	(7.25)%	2.55%	(1.57)%	9.21%	$445	205%

Class I
Six Months Ended October 31, 2015 (Unaudited)	$14.49	(0.03)	(d)	(2.15)	(2.18)		—	—	—	$12.31	(15.04)%	1.45%	(0.46)%	1.50%	$91,547	22%
Year Ended April 30, 2015	$11.38	(0.13)	(d)	3.39	3.26		—	(0.15)	(0.15)	$14.49	28.81%	1.47%	(0.98)%	1.88%	$99,745	33%
Year Ended April 30, 2014	$11.27	(0.01)	(d)	0.12	0.11		—	—	—	$11.38	0.98%	1.55%	(0.13)%	2.98%	$18,067	35%
Year Ended April 30, 2013	$9.60	(0.06)	(d)	1.73	1.67		—	—	—	$11.27	17.40%	1.55%	(0.61)%	3.57%	$13,438	77%
Year Ended April 30, 2012	$10.25	(0.06)		(0.59)	(0.65)		—	—	—	$9.60	(6.34)%	1.55%	(0.57)%	4.20%	$14,056	205%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Calculated using the average shares method.
(e)	Amount is less than $0.005.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains From Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)

Global Great Consumer Fund
Class A
Six Months Ended October 31, 2015 (Unaudited)	$13.62	—	(d),(e)	(0.29)	(0.29)	—		—	—	—	$13.33	(2.13)%	1.58%	(f)	0.03%	4.08%	$1,023	7%
Year Ended April 30, 2015	$14.04	(0.01)	(e)	1.06	1.05	—		(1.47)	—	(1.47)	$13.62	8.02%	1.68%		(0.10)%	4.17%	$1,093	53%
Year Ended April 30, 2014	$11.58	(0.11)	(e)	2.65	2.54	—		(0.08)	—	(0.08)	$14.04	21.92%	1.75%		(0.82)%	4.97%	$990	38%
Year Ended April 30, 2013	$11.56	(0.02)		0.19	0.17	—	(d)	(0.15)	—	(0.15)	$11.58	1.63%	1.78%		(0.27)%	6.70%	$677	108%
January 31, 2012(g) through April 30, 2012	$10.00	(0.01)		1.57	1.56	—		—	—	—	$11.56	15.60%	1.85%		(0.52)%	8.13%	$578	26%

Class C
Six Months Ended October 31, 2015 (Unaudited)	$13.26	(0.05)	(e)	(0.27)	(0.32)	—		—	—	—	$12.94	(2.41)%	2.33%	(f)	(0.77)%	5.05%	$951	7%
Year Ended April 30, 2015	$13.81	(0.11)	(e)	1.03	0.92	—		(1.47)	—	(1.47)	$13.26	7.18%	2.43%		(0.84)%	5.32%	$910	53%
Year Ended April 30, 2014	$11.47	(0.19)	(e)	2.61	2.42	—		(0.08)	—	(0.08)	$13.81	21.08%	2.50%		(1.53)%	6.40%	$800	38%
Year Ended April 30, 2013	$11.53	(0.10)		0.19	0.09	—		(0.15)	—	(0.15)	$11.47	0.90%	2.53%		(1.00)%	7.62%	$605	108%
January 31, 2012(g) through April 30, 2012	$10.00	(0.03)		1.56	1.53	—		—	—	—	$11.53	15.30%	2.60%		(1.27)%	8.89%	$577	26%

Class I
Six Months Ended October 31, 2015 (Unaudited)	$13.71	0.02	(e)	(0.29)	(0.27)	—		—	—	—	$13.44	(1.97)%	1.33%	(f)	0.22%	2.30%	$17,775	7%
Year Ended April 30, 2015	$14.09	0.02	(e)	1.07	1.09	—		(1.47)	—	(1.47)	$13.71	8.28%	1.44%		0.18%	2.44%	$12,345	53%
Year Ended April 30, 2014	$11.59	(0.05)	(e)	2.63	2.58	—		(0.08)	—	(0.08)	$14.09	22.25%	1.50%		(0.55)%	3.14%	$13,009	38%
Year Ended April 30, 2013	$11.56	0.03		0.18	0.21	(0.03)		(0.15)	—	(0.18)	$11.59	1.93%	1.54%		(0.01)%	3.65%	$7,421	108%
January 31, 2012(g) through April 30, 2012	$10.00	(0.01)		1.57	1.56	—		—	—	—	$11.56	15.60%	1.60%		(0.27)%	4.93%	$8,094	26%

Global Dynamic Bond Fund
Class A
Six Months Ended October 31, 2015 (Unaudited)	$10.36	0.14	(e)	(0.32)	(0.18)	(0.12)		—	—	(0.12)	$10.06	(1.76)%	1.15%		2.79%	5.17%	$566	42%
Year Ended April 30, 2015	$10.18	0.23	(e)	0.16	0.39	(0.20)		—	(0.01)	(0.21)	$10.36	3.87%	1.15%		2.25%	5.17%	$573	106%
Year Ended April 30, 2014	$10.50	0.23	(e)	(0.28)	(0.05)	(0.19)		(0.08)	—	(0.27)	$10.18	(0.43)%	1.15%		2.28%	5.80%	$552	137%
Year Ended April 30, 2013	$9.98	0.25	(e)	0.49	0.74	(0.20)		(0.02)	—	(0.22)	$10.50	7.44%	1.18%		2.40%	6.33%	$538	128%
February 29, 2012(g) through April 30, 2012	$10.00	0.04		(0.03)	0.01	(0.03)		—	—	(0.03)	$9.98	0.09%	1.25%		2.22%	8.32%	$500	18%

Class C
Six Months Ended October 31, 2015 (Unaudited)	$10.32	0.10	(e)	(0.31)	(0.21)	(0.08)		—	—	(0.08)	$10.03	(2.05)%	1.90%		2.05%	5.78%	$559	42%
Year Ended April 30, 2015	$10.15	0.15	(e)	0.16	0.31	(0.13)		—	(0.01)	(0.14)	$10.32	3.11%	1.90%		1.50%	5.65%	$617	106%
Year Ended April 30, 2014	$10.48	0.15	(e)	(0.28)	(0.13)	(0.12)		(0.08)	—	(0.20)	$10.15	(1.21)%	1.90%		1.53%	6.41%	$568	137%
Year Ended April 30, 2013	$9.98	0.17	(e)	0.49	0.66	(0.14)		(0.02)	—	(0.16)	$10.48	6.62%	1.93%		1.65%	7.05%	$566	128%
February 29, 2012(g) through April 30, 2012	$10.00	0.03		(0.03)	—	(0.02)		—	—	(0.02)	$9.98	(0.01)%	2.00%		1.47%	9.08%	$500	18%

Class I
Six Months Ended October 31, 2015 (Unaudited)	$10.37	0.16	(e)	(0.33)	(0.17)	(0.13)		—	—	(0.13)	$10.07	(1.62)%	0.90%		3.04%	2.01%	$10,972	42%
Year Ended April 30, 2015	$10.18	0.26	(e)	0.16	0.42	(0.22)		—	(0.01)	(0.23)	$10.37	4.20%	0.90%		2.49%	2.00%	$10,865	106%
Year Ended April 30, 2014	$10.51	0.25	(e)	(0.29)	(0.04)	(0.21)		(0.08)	—	(0.29)	$10.18	(0.28)%	0.90%		2.52%	2.42%	$11,944	137%
Year Ended April 30, 2013	$9.98	0.27	(e)	0.50	0.77	(0.22)		(0.02)	—	(0.24)	$10.51	7.74%	0.93%		2.64%	2.88%	$13,124	128%
February 29, 2012(g) through April 30, 2012	$10.00	0.04		(0.03)	0.01	(0.03)		—	—	(0.03)	$9.98	0.13%	1.00%		2.47%	4.82%	$10,006	18%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Amount is less than $0.005.
(e)	Calculated using the average shares method.
(f)

   The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2015 and the higher limit in effect prior to that date.  See Note 4 to the financial statements for additional discussion.

(g)	Commencement of operations

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2015
(Unaudited)

1.  Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of October 31, 2015, the Trust is comprised of the following six funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

The Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund and Global Dynamic Bond Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as "matrix pricing." U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2015
(Unaudited)

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of depositary receipts, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of October 31, 2015, based upon the three levels defined above, are identified below for each Fund.

	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Fund
Common Stocks*	$9,810,959	$–	$–	$9,810,959
Warrant	929	–		929
Total Investments	$9,811,888	$–	$–	$9,811,888

Asia Fund
Common Stocks*	$26,417,036	$–	$–	$26,417,036
Warrant	721	–	–	721
Total Investments	$26,417,757	$–	$–	$26,417,757

Emerging Markets Great Consumer Fund
Common Stocks*	$205,025,084	$–	$–	$205,025,084
Warrant	19,513	–	–	19,513
Total Investments	$205,044,597	$–	$–	$205,044,597

Asia Great Consumer Fund
Common Stocks*	$107,500,737	$–	$–	$107,500,737
Warrant	5,872	–	–	5,872
Total Investments	$107,506,609	$–	$–	$107,506,609

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2015
(Unaudited)

	Level 1	Level 2	Level 3	Total Investments
Global Great Consumer Fund
Common Stocks*	$18,041,658	$–	$–	$18,041,658
Total Investments	$18,041,658	$–	$–	$18,041,658

Global Dynamic Bond Fund
Corporate Bonds	$—	$442,756	$–	$442,756
Exchange Traded Funds	218,760	—	–	218,760
Foreign Bond	—	57,149	–	57,149
U.S. Treasury Obligations	—	1,580,307	–	1,580,307
Yankee Dollar Bonds	—	9,358,236	–	9,358,236
Total Investments	$218,760	$11,438,448	$–	$11,657,208

*	For detailed industry classifications, see accompanying Schedules of Portfolio Investments.

For the period ended October 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings are as follows:

Transfers from Level 2 to Level 1
Emerging Markets Fund	$6,712,945
Asia Fund	20,360,450
Emerging Markets Great Consumer Fund	126,577,981
Asia Great Consumer Fund	86,143,688
Global Great Consumer Fund	6,504,277

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)   value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)  purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount.  Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the Funds (except the Global Dynamic Bond Fund) intends to declare and distribute net investment income at least annually, if any. The Global Dynamic Bond Fund declares and distributes dividends from net investment income on a monthly basis. In addition, each Fund intends to distribute net realized capital gains, if any, annually.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2015
(Unaudited)

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (PFICs)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Redemption Fee

Prior to August 28, 2014, a redemption fee of 2.00% was charged and recorded as capital for any shares redeemed after being held for less than 60 days. This fee did not apply to shares that were acquired through reinvestment of dividends or distributions. Effective August 28, 2014 the redemption fee is no longer charged.

Federal Income Taxes

Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds' financial statements.

3.   Derivatives

Futures Contracts

The Global Dynamic Bond Fund may engage in transactions in futures contracts, which are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The Fund may enter into futures contracts in an effort to hedge against market risks. In addition, the Global Dynamic Bond Fund may enter into currency forward futures contracts, which are financial contracts to trade a specific foreign currency at an agreed exchange rate at a future date, generally under a standing binding agreement which may be traded on U.S. and non-U.S. exchanges. A currency forward futures contract will generally reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased.

Upon purchasing or selling a futures contract, the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each date thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day, or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability of the Manager to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. During the period ended October 31, 2015 the Global Dynamic Bond Fund had limited activity in these transactions.

During the period ended October 31, 2015, the effect of derivative instruments on the Fund's Statements of Operations were as follows:

Realized Gain(Loss) on Derivatives Recognized as a Result from Operations
Net Realized Gains (Losses) on Futures Contracts
Global Dynamic Bond Fund
Interest Rate Risk Exposure	$(20,739)

4.  Transactions with Affiliates and other Servicing Arrangements

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the "Investment Management Agreement"). Under this agreement, each Fund pays the Manager a fee at an annualized rate of the average daily net assets of each Fund as listed below:

Emerging Markets Fund	1.05%	Asia Great Consumer Fund	1.00%
Asia Fund	1.00%	Global Great Consumer Fund	0.95%
Emerging Markets Great Consumer Fund	1.05%	Global Dynamic Bond Fund	0.65%

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2015
(Unaudited)

The Manager, with respect to each of Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund and Asia Great Consumer Fund, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund.

The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2016 as follows:

Emerging Markets Fund Class A	1.70%	Asia Great Consumer Fund Class A	1.70%
Emerging Markets Fund Class C	2.45%	Asia Great Consumer Fund Class C	2.45%
Emerging Markets Fund Class I	1.45%	Asia Great Consumer Fund Class I	1.45%

Asia Fund Class A	1.70%	Global Great Consumer Fund Class A	1.45%	*
Asia Fund Class C	2.45%	Global Great Consumer Fund Class C	2.20%	*
Asia Fund Class I	1.45%	Global Great Consumer Fund Class I	1.20%	*

Emerging Markets Great Consumer Fund Class A	1.70%	Global Dynamic Bond Fund Class A	1.15%
Emerging Markets Great Consumer Fund Class C	2.45%	Global Dynamic Bond Fund Class C	1.90%
Emerging Markets Great Consumer Fund Class I	1.45%	Global Dynamic Bond Fund Class I	0.90%

*	Limit in effect as of August 28, 2015. Prior to that date, the expense limitation for this share class was 0.20% higher than that stated above.

Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2015, the repayments that may potentially be made by the Funds are as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
Emerging Markets Fund	$369,558	$278,620	$245,220	$115,456	$1,008,854
Asia Fund	335,878	271,955	251,202	106,542	965,577
Emerging Markets Great Consumer Fund	463,112	517,181	375,119	87,897	1,443,309
Asia Great Consumer Fund	333,094	274,619	248,484	47,062	903,259
Global Great Consumer Fund	213,482	211,584	174,323	90,483	689,872
Global Dynamic Bond Fund	270,261	232,755	173,845	83,079	759,940

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citibank, N.A., serves as the Trust's administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds. Prior to April 1, 2015, Citi also served as transfer agent for the Funds under the same agreement

Effective April 1, 2015, the Trust’s transfer agent became SunGard Investor Services, LLC.

Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.

The Funds have an uncommitted $5,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under the facility during the period ended October 31, 2015.

Funds Distributor, LLC (the "Distributor") serves as the distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2015 as follows:

	Class A	Class C
Emerging Markets Fund	$318	$–
Asia Fund	563	–
Emerging Markets Great Consumer Fund	5,452	–
Asia Great Consumer Fund	8,568	–
Global Dynamic Bond Fund	189

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2015
(Unaudited)

For the period ended October 31, 2015, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund's purchases and sales of portfolio investments are as follows:

	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets Fund	Mirae Asset Securities (Hong Kong) Ltd.	$74
Asia Fund	Mirae Asset Securities (Hong Kong) Ltd.	1,945
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	2,234
Asia Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	1,424
Global Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	749

Under the Fund Compliance and AML Services Agreement with the Trust, Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO") and an Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions. Expenses incurred by each Fund are reflected on the Statements of Operations as "Compliance services fees".

Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.

5.  Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2015 were as follows:

	Purchases	Sales
Emerging Markets Fund	$4,666,114	$4,071,498
Asia Fund	13,609,017	13,199,813
Emerging Markets Great Consumer Fund	88,583,558	39,909,128
Asia Great Consumer Fund	44,053,169	25,547,538
Global Great Consumer Fund	6,061,799	974,650
Global Dynamic Bond Fund	5,926,921	4,457,764

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2015 were as follows:

	Purchases	Sales
Global Dynamic Bond Fund	$2,779,115	$1,692,645

6.  Investment Risks

Asset Allocation Risk

The Fund's ability to achieve its investment objective will depend, in part on the investment manager's ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager's evaluations and assumptions may be incorrect in view of actual market condition.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Exchange-Traded Funds (ETFs) Risk

The Fund may invest in bond ETFs, which generally are passive investment vehicles. When the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund's expenses and, indirectly, a portion of the ETF's expenses.

Fixed Income Securities Risk

Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2015
(Unaudited)

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

7.  Federal Income Tax Information

At April 30, 2015, the Funds had net capital loss carryforwards ("CLCFs") for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward for an unlimited period capital losses incurred in taxable years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in preenactment taxable years. As a result of the rule, pre-enactment CLCFs may have an increased likelihood of expiring unused. Additionally, post-enactment CLCFs will retain their character as short-term or long-term capital losses rather than being considered all short-term under previous law.

CLCFs originating in the current tax year and not subject to expiration:

	Short Term Amount	Long Term Amount	Total
Global Dynamic Bond Fund	$84,284	$–	$84,284

Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:

	Post October Loss Deferred	Post October Currency Loss Deferred and Late Year Ordinary Loss Deferred	Total
Emerging Markets Fund	$701,938	$54,205	$756,143
Emerging Markets Great Consumer Fund	5,688,617	657,791	6,346,408
Asia Great Consumer Fund	–	428,783	428,783
Global Great Consumer Fund	–	7,583	7,583

The tax character of dividends paid to shareholders during the tax year ended April 30, 2015 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Distributions In Excess of Earnings	Total Distributions Paid
Asia Fund	$309,017	$1,355,564	$1,664,581	$–	$–	$1,664,581
Emerging Markets Great Consumer Fund	–	726,752	726,752	–	–	726,752
Asia Great Consumer Fund	–	561,983	561,983	–	–	561,983
Global Great Consumer Fund	115,122	1,294,798	1,409,890	–	–	1,409,890
Global Dynamic Bond Fund	268,936	–	268,936	12,018	–	280,954

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2015
(Unaudited)

As of April 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Emerging Markets Fund	$–	$		$–	$(756,143)	$966,386	$210,243
Asia Fund	300,569		1,121,286	1,421,855	-	1,600,840	3,022,695
Emerging Markets Great Consumer Fund	–		–	–	(6,346,408)	25,790,515	19,444,107
Asia Great Consumer Fund	–		1,166,469	1,166,469	(428,783)	13,993,631	14,731,317
Global Great Consumer Fund	–		366,817	366,817	(7,583)	2,197,682	2,556,916
Global Dynamic Bond Fund	–		–	–	(84,284)	431,333	347,049

At October 31, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$10,038,073	$874,100	$(1,100,285)	$(226,185)
Asia Fund	28,000,762	766,539	(2,349,544)	(1,583,005)
Emerging Markets Great Consumer Fund	212,268,222	14,596,574	(21,820,199)	(7,223,625)
Asia Great Consumer Fund	114,988,984	2,334,496	(9,816,871)	(7,482,375)
Global Great Consumer Fund	16,229,532	2,406,236	(594,109)	1,812,126
Global Dynamic Bond Fund	11,539,969	234,093	(116,854)	117,239

8.  Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2015, the Funds have individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), each of which is affiliated with the Manager, and representing ownership as follows:

Beneficial Ownership
Emerging Markets Fund	45%
Asia Fund	38%
Emerging Markets Great Consumer Fund	50%
Asia Great Consumer Fund	35%
Global Great Consumer Fund	26%
Global Dynamic Bond Fund	78%

9.  Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement
(Unaudited)

On June 22-23, 2015, as well as during a special telephonic meeting on June 3, 2015, the Board of the Trust considered the renewal of the following: (1) the Investment Management Agreement between the Trust and the Manager for the Emerging Markets Fund (“Emerging Markets Fund”), Asia Fund, Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”), Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund (collectively, the “Funds”); and (2) the Sub-Management Agreement between the Manager and the Sub-Manager for the Emerging Markets Fund, Asia Fund, EM Great Consumer Fund and Asia Great Consumer Fund (consideration of both agreements together, the “Annual Approval”).

In connection with the Annual Approval, the Board requested and received a wide variety of information from the Manager and Sub-Manager. The materials described, among other things: the Manager’s and Sub-Manager’s business; the Manager’s and Sub-Manager’s organizational structure, personnel and operations; the services provided by the Manager and Sub-Manager with respect to the Funds; the Funds’ performance; the Manager’s and Sub-Manager’s fees and the Funds’ net total expenses; the Manager’s contractual fee waiver and expense reimbursement agreement with respect to the Funds; and compliance and portfolio trading matters. At the meetings, representatives of the Manager discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the Funds’ fees to those of peer groups of similar funds, performance comparison information, the Manager’s services and personnel and the Manager’s profitability. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval the Investment Management and Sub-Management Agreements.

Nature, Extent and Quality of the Services

In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Manager under the Investment Management Agreement and by the Sub-Manager under the Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Manager and the Sub-Manager and other resources dedicated to performing services for the Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers at the Manager and the Sub-Manager and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Manager’s/Sub-Manager’s senior management and staff; the quality of the Manager’s/Sub-Manager’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Manager/Sub-Manager, including financial statements of the Manager and Sub-Manager. The Board also took into account its familiarity with the Manager and Sub-Manager through Board meetings, discussions and reports during the preceding months in connection with the Funds.

The Board discussed the adequacy of the resources and quality of services provided by the Manager and the Sub-Manager under their respective Agreements. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.

Costs of Services and Profitability

The Manager then discussed with the Board its costs of services provided to the Funds. The Board considered the Manager’s and Sub-Manager’s resources devoted to the Funds as well as the Manager’s and Sub-Manager’s income from the Funds and other products. The Manager then discussed its profitability analysis with respect to the Funds and the impact of the Manager’s reimbursement of expenses with respect to all of the Funds.

Compensation

The Board received industry data from Strategic Insight, including a comparison of each Fund’s net management fees, contractual advisory fees, and net total expense ratios to the net management fees, contractual advisory fees, and net total expense ratios of each Fund’s peer group median. The Board also received information about the Manager’s compensation for products with similar strategies. The Board considered the Manager’s commitment to maintain the Funds’ net expense levels as stated in a contractual fee waiver and expense reimbursement agreement with the Trust and to further reduce the expense ratio for the Global Great Consumer Fund, thereby increasing the Manager’s fee waiver and expense reimbursement for that Fund.

Performance

The Board considered performance comparison information for each Fund based on Strategic Insight data comparing each Fund’s performance to that of its benchmark and to peer group for the year-to-date, one-year period and three-year period, each ended March 31, 2015. The Board also considered the Strategic Insight report containing the Funds’ Morningstar Category Rankings (annual net total returns) for the year-to-date (YTD), one-year and three-year periods ended March 31, 2015. The Manager discussed factors behind the various Funds’ performance.

Economies of Scale

The Board then considered whether the Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the Funds given their asset size.

Other Benefits

The Board noted that the Manager indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Management Agreements were fair and reasonable with respect to the services that the Manager and the Sub-Manager provide to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments

Regular Mail:	Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or	Mirae Asset Discovery Funds
Certified Mail:	3435 Stelzer Road
Columbus, Ohio 43219

Phone Number:	1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the "Trust"). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust's website at http://investment.miraeasset.us.

The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.

10/15

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Schedule of Investments.

(a)   Included as part of report to stockholders under Item 1.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable - only for annual reports.

(a)(2)

Separate certfications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)      Not applicable.

(b)

A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)*	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date	December 22, 2015

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date	December 23, 2015

* Print the name and title of each signing officer under his or her signature.